Note 7 - Debt - Scheduled Principal Repayments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
December 31, 2021	$ 5,735
December 31, 2022	6,088
December 31, 2023	6,466
December 31, 2024	44,372
December 31, 2025	3,708
December 31, 2026 and thereafter	40,630
Total	$ 106,999